Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
NOTE 17.	SUBSEQUENT EVENTS:

Maturity Extension and Forbearance Agreement

On May 6, 2020, the Company entered into a Maturity Extension and Forbearance Agreement (“Agreement”) with the holder of the Debentures. Pursuant to the Agreement (i) the holder agreed to extend the Maturity Date of the Debentures to from May 26, 2020 to September 30, 2020, (ii) the Company may now prepay each Debenture at any time, with accrued interest to the date of such payment, but no other premium or penalty, and (iii) the parties changed the definition of “Permitted Indebtedness” in the Debentures so as to permit indebtedness issued pursuant to the Coronavirus Aid, Relief, and Economic Security (CARES) Act or related or similar governmental programs including disaster-relief or pandemic-relief programs designed to help businesses in the wake of the Coronavirus pandemic. In consideration for entering into the Agreement the Company agreed to issue to the holder a prepaid warrant (the “Warrant”) to purchase up to 646,094 shares of the Company’s common stock. The Warrant shall be exercisable, commencing on May 6, 2020 until exercised in full, at a price of $0.001 per share, and shall also be exercisable on a cashless basis.

Amalgamation Amendment Agreement

On May 6, 2020, the Company entered into an Amalgamation Amendment Agreement (the “Amendment”) to amend that certain Amalgamation Agreement dated January 10, 2020, by and between Ameri Holdings, Inc., Jay Pharma Merger Sub, Inc. (“Merger Sub”), Jay Pharma Inc. (“Jay Pharma”), Jay Pharma ExchangeCo, Inc. (“ExchangeCo”), and Barry Kostiner (the “Amalgamation Agreement”). Pursuant to the Amendment, the parties agreed that (i) at the Effective Time, Ameri Holdings, Inc. shall issue to the holder of a certain note issued by Jay Pharma, series B warrants (the “Series B Warrants”) to acquire shares of common stock of the company resulting from the amalgamation, and (ii) providing for certain registration rights of the Series B Warrants and the shares issuable upon exercise of the Series B Warrants. The Series B Warrants shall be exercisable for a period of five years commencing on the ninetieth (90th) day after the later of the last day of the Lock-up Period and leak-out Period (accelerated or otherwise) set forth in the Lock-up agreement to be executed by the holders of Jay Pharma securities in connection with the Amalgamation, at a price of $0.01 per share, and shall also be exercisable on a cashless basis.

Loan from Paycheck Protection Program (PPP)

On May 11, 2020, we received proceeds from a loan in the amount of $1,719,600 (the “PPP Loan”) from Sterling National Bank, as lender, pursuant to the Small Business Association (“SBA”) Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. The Loan, which was in the form of a Promissory Note issued by the Borrower, matures on May 6, 2022 and bears interest at a rate of 1.00% per annum, payable monthly commencing on November 6, 2020. The Note may be prepaid by the Borrower at any time prior to maturity with no prepayment penalties. Funds from the Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations incurred before July 12, 2020. The Company intends to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.

Note 18 - SUBSEQUENT EVENTS:

Spin-Off Transaction

Stock Purchase Agreement

On January 10, 2020, Ameri Holdings, Inc. (the “Company”) and Ameri100 Inc. (“Buyer”) entered into a Stock Purchase Agreement (the “Agreement”) pursuant to which, among other things and subject to the satisfaction or waiver of specified conditions, the Company will sell to Buyer and Buyer will purchase from the Company one hundred percent (100%) of the outstanding equity interests (the “Purchased Shares”) of Ameri100 Holdco, Inc. (“Holdco”) (the “Spin-Off”).

Prior to the Spin-Off Closing (as defined below), the Company will consummate a reorganization (the “Reorganization”) pursuant to which it will contribute, transfer and convey to Holdco all of the issued and outstanding equity interests of the existing subsidiaries of the Company, constituting the entire business and operations of the Company and its subsidiaries (the “Transferred Legacy Business”). At the Spin-Off Closing, in exchange for the Purchased Shares, all of the issued and outstanding shares of Series A preferred stock of the Company shall be redeemed for a number of shares of Series A preferred stock of Buyer (“Buyer Preferred Stock”) equal to equal to the sum of (a) 431,333 shares of Buyer Preferred Stock plus (b) an additional number of payable-in-kind shares of Buyer Preferred Stock based on a 2% annual interest rate, compounding quarterly, from January 1, 2020 through and including the date of the Spin-Off Closing on the number of shares set forth in clause (a).

Each party to the Agreement has made customary representations and warranties. The Company has agreed to customary covenants, including relating to the conduct of the Transferred Legacy Business from the date of the Agreement until the closing of the Spin-Off (the “Spin-Off Closing”).

Each party’s obligation to consummate the Spin-Off is subject to certain conditions including, but not limited to:

●	the accuracy of the other party’s representations and warranties and the performance, in all material respects, by the other party of its obligations under the Agreement;

●	the Company obtaining the approval of the Spin-Off from its stockholders at the Company Special Meeting (as defined below);

●	the consummation of the Reorganization; and

●	the consummation of the Amalgamation (as defined below).

The Agreement permits the Company for a period of 30 days after the signing of the Agreement to discuss with third parties alternative transactions to those contemplated by the Agreement. After such 30 day period, the Company will not be permitted to discuss or provide confidential information to third parties relating to an alternative transaction. The Company’s board of directors and its special committee will be required to recommend the Spin-Off transaction to the Company’s shareholders, except that it may change its recommendation to the extent required by its fiduciary duties and subject to certain requirements specified in the Agreement, including termination of the Agreement.

The Agreement may be terminated by the mutual written consent of the Company and the Buyer or by either party if (a) there is an outstanding law or order from a governmental authority prohibiting the transactions contemplated by the Agreement, (b) the Spin-Off is not consummated on or prior to the date that is 180 days from the date of the Agreement (the “Outside Date”) or (c) the other party materially breaches the Agreement such that its related closing condition would not be met and fails to cure within the earlier of 10 business days after receipt of notice of such breach or the Outside Date. The Buyer can also terminate the Agreement for a Material Adverse Effect (as defined in the Agreement), which is continuing and uncured. Additionally, the Company can terminate if it enters into a definitive agreement for an alternative transaction as permitted by the Agreement and pays the required termination fee, and the Buyer can terminate if the Company or its board of directors or special committee changes its recommendation as permitted by the Agreement. If the Agreement is terminated, neither party will have any continuing obligations other than confidentiality requirements, the miscellaneous provisions and liability for any fraud, willful misconduct or intentional breach of the Agreement, except that if the agreement is terminated in connection with the fiduciary out as described in the preceding sentence, the Company will be required to pay to the Buyer a termination fee equal to the Buyer’s transaction expenses, up to a maximum of $300,000.

Each party agreed to provide indemnification to the other and its related parties for any breaches of covenants. Additionally, the Company agreed to provide indemnification for any liabilities for taxes relating to pre-closing periods and any claims by any pre-closing security holders of any subsidiary of the Company, and the Buyer agreed to provide indemnification for any liabilities for taxes relating to post-closing periods.

Exchange Agreements

In connection with the Agreement, on January 10, 2020, the Company entered into Exchange Agreements (each, an “Exchange Agreement”) with certain creditors of the Company and its subsidiaries (each, a “Converted Debt Holder”), pursuant to which the Company issued in a private offering a total of 599,600 shares of its common stock (the “Exchange Shares”) to such Converted Debt Holders at a price per share of $2.495 in satisfaction of $1,496,000 of the obligations owed by the Company to such Converted Debt Holders, with the remaining $1,000,000 owed to such Converted Debt Holders, plus interest (at an increased rate), due at the closing of the Amalgamation (or the earlier of the termination of the Amalgamation Agreement (as defined below) or 181 days after the date of the Amalgamation Agreement. The Converted Debt Holders have agreed to lock-up the Exchange Shares for a period from the date of issuance until six (6) months following the closing of the Amalgamation and have agreed to certain leak-out provisions for the three (3) months after the expiration of such lock-up, in each case, subject to earlier release if the Company’s stock price exceeds $7.50 per share for 20 consecutive trading days.

Amalgamation Transaction

Amalgamation Agreement

On January 10, 2020, the Company entered into an Amalgamation Agreement (the “Amalgamation Agreement”) with Jay Pharma Merger Sub, Inc. a company organized under the laws of Canada and a wholly-owned subsidiary of the Company (“Merger Sub”), Jay Pharma Inc., a company organized under the laws of Canada (“Jay Pharma”), Jay Pharma ExchangeCo., Inc. a company organized under the laws of British Columbia and a wholly-owned subsidiary of the Company (“ExchangeCo”), and Barry Kostiner, as the Company Representative.

The Amalgamation Agreement provides that, upon the terms and subject to the satisfaction or waiver of the conditions set forth therein, Merger Sub and Jay Pharma will be amalgamated and will continue as one corporation (“AmalCo”) under the terms and conditions prescribed in the Amalgamation Agreement (the “Amalgamation”), AmalCo shall be a direct wholly-owned subsidiary of ExchangeCo and an indirect wholly-owned subsidiary of the Company.

At the effective time of the Amalgamation (the “Effective Time”), all outstanding shares of Jay Pharma (the “Jay Pharma Shares”) will be converted into the right to receive such number of shares of common stock of the Company representing approximately 84% of the post-closing company’s issued and outstanding shares of common stock (calculated prior to the issuance of those new shares of common stock) (“Resulting Issuer Common Stock”). The Jay Pharma Shares will initially be converted into either (a) ExchangeCo Exchangeable Shares (as defined in the Amalgamation Agreement) or (b) ExchangeCo Special Shares (as defined in the Amalgamation Agreement) which in turn will be exchangeable into freely-trading shares of Resulting Issuer Common Stock. Additionally, each outstanding Jay Pharma stock option will be converted into and become an option to purchase the number of shares of Resulting Issuer Common Stock equal to the Exchange Ratio (as defined in the Amalgamation Agreement) and each outstanding Jay Pharma warrant will be converted into and become a warrant to purchase the number of shares of Resulting Issuer Common Stock equal to the Exchange Ratio.

Each party to the Amalgamation Agreement has made customary representations and warranties.

The Company has made covenants, among others, relating to the conduct of its business prior to the closing of the Amalgamation, including:

●	an undertaking to prepare and file with the SEC, as promptly as reasonably practicable following the date of the Amalgamation Agreement, (a) a proxy statement (the “Proxy Statement”) asking its shareholders to vote on and approve any and all required proposals (the “Company Shareholder Proposals”) necessary to consummate the transactions contemplated by the Amalgamation and the Spin-Off at a special meeting (the “Company Special Meeting”) and (b) a Registration Statement or Statements on Forms S-4, S-1, S-3 or S-8, as applicable (including all amendments thereto, and collectively, the “Registration Statement”) registering all shares of Resulting Issuer Capital Stock (as defined in the Amalgamation Agreement) issued in connection with the Amalgamation;

●	an undertaking to prepare and submit a NASDAQ Listing Application and use commercially reasonable efforts to cause such NASDAQ Listing Application to be conditionally approved prior to the Effective Time; and

●	an undertaking to consummate an equity financing that eliminates all of the outstanding liabilities of the Company prior to the Effective Time (the “Company Financing”).

Following the Effective Time, the Board of Directors of the Company (the “Board”) will consist of three (3) directors and will be comprised of two (2) members designated by Jay Pharma and one (1) member designated by the Company.

The Company is not permitted to solicit, initiate, propose, seek or knowingly encourage, facilitate or support any alternative transaction proposals from third parties or to engage in discussions or negotiations with third parties regarding any alternative transaction proposals. Notwithstanding this limitation, prior to the Effective Time, the Company may under certain circumstances provide information to and participate in discussions or negotiations with third parties with respect to an unsolicited alternative transaction proposal that the Board has determined in good faith is or would reasonably be expected to lead to a superior proposal.

The Amalgamation Agreement also contains covenants regarding the Company and Jay Pharma using their respective reasonable best efforts to obtain all required governmental and regulatory consents and approvals.

Each party’s obligation to consummate the Amalgamation is subject to certain conditions including, but not limited to:

●	the accuracy of the other parties representations and warranties and the performance, in all material respects, by the other parties of its obligations under the Amalgamation Agreement;

●	the approval of the Company Shareholder Proposals at the Company Special Meeting;

●	the consummation of the Spin-Off;

●	the consummation of the Company Financing;

●	the approval of the Jay Pharma stockholders;

●	the entering into of certain ancillary agreements by and between the Company and ExchangeCo;

●	the approval of the NASDAQ Listing Application; and

●	the Company shall have effectuated the Stock Split (as defined in the Amalgamation Agreement), if necessary.

The Amalgamation Agreement contains certain customary termination rights by either the Company or Jay Pharma, including if the Amalgamation is not consummated within 180 days of the date of the Amalgamation Agreement.

If the Amalgamation Agreement is terminated under certain circumstances, the Company may be obligated reimburse Jay Pharma for expenses incurred in an amount not to exceed $500,000.

The Company has agreed to indemnify and hold harmless Jay Pharma and their respective successors and assigns for a period of one (1) year, from and against all losses arising out of or resulting from the inaccuracy or breach of any representation or warranty of, or the non-fulfillment or breach of any covenant or agreement of, the Company, Merger Sub or ExchangeCo contained in the Amalgamation Agreement. Indemnification claims will be paid by delivery of shares of Resulting Issuer Common Stock.

Lock-Up Agreements

Prior to closing, certain holders of Jay Pharma securities will enter into lock-up agreements, pursuant to which they have agreed to certain restrictions on transfers of the shares of Resulting Issuer Capital Stock for the 180-day period following the effective time of the Amalgamation, with such restrictions being subject to customary exceptions.

Loan Agreement

Effective February 27, 2020, Ameri Holdings, Inc. (the “Company”) entered into a note purchase and security agreement (the “Purchase Agreement”) with an investor for the sale of a $1,000,000 secured promissory note (the “Note”).

The Note accrues interest at rate of 7.25% and is due on August 31, 2020.

The Company granted to the investor a security interest (the “Security Interest”) in and lien on all of Company’s tangible and intangible assets owned now or acquired later by the Company of any nature whatsoever. The Security Interest is a second priority security interest, senior to all other indebtedness of the Company other than with respect to the Company’s existing indebtedness to North Mill Capital LLC (“North Mill”) the priority of which is established pursuant to an Intercreditor and Debt Subordination Agreement between the investor and North Mill.

Coronavirus

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. While it is unknown how long these conditions will last and what the complete financial effect will be to the company, to date, the Company is experiencing loss of revenues from one of our major customers in the travel industry. This will have a material impact on revenues. This is an expected reduction of approximately $3 mm in annual revenues but does not have a material impact on overall business or net income. There may be additional reductions in revenue in the future that are not currently anticipated. Potential cutbacks on 3rd party IT services by large US enterprises in the event of severe economic weakness make it reasonably possible that we are vulnerable to the risk of a near-term severe impact. Additionally, it is reasonably possible that estimates made in the financial statements have been, or will be, materially and adversely impacted in the near term as a result of these conditions, including delay in payment of receivables, and impairment losses related to goodwill and other long-lived assets.